Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets (liabilities)
Mortgage loans	$ 19,221.2	$ 19,722.4
Policy loans	793.2	770.2
Reinsurance deposit receivable	6,078.7	7,901.0
Long-term debt	(3.0)	(67.8)
Carrying amount
Assets (liabilities)
Mortgage loans	19,221.2	19,722.4
Policy loans	793.2	770.2
Other investments	248.4	230.0
Cash and cash equivalents not required to be reported at fair value	627.8	552.9
Reinsurance deposit receivable	6,078.7	7,901.0
Cash collateral receivable	33.2	262.8
Investment contracts	(33,847.5)	(34,919.4)
Long-term debt	(3.0)	(67.8)
Separate account liabilities	(117,504.5)	(107,227.6)
Bank deposits	(399.5)	(352.4)
Cash collateral payable	(170.7)	(285.1)
Assets (liabilities) measured at fair value
Assets (liabilities)
Mortgage loans	17,583.5	17,847.1
Policy loans	780.1	749.5
Other investments	240.7	217.4
Cash and cash equivalents not required to be reported at fair value	627.8	552.9
Reinsurance deposit receivable	5,487.7	6,859.9
Cash collateral receivable	33.2	262.8
Investment contracts	(32,071.2)	(31,915.2)
Long-term debt	(0.4)	(60.5)
Separate account liabilities	(116,642.3)	(106,410.4)
Bank deposits	(385.3)	(336.3)
Cash collateral payable	(170.7)	(285.1)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 1
Assets (liabilities)
Cash and cash equivalents not required to be reported at fair value	627.8	552.9
Cash collateral receivable	33.2	262.8
Cash collateral payable	(170.7)	(285.1)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 2
Assets (liabilities)
Other investments	122.7	112.9
Investment contracts	(7,828.1)	(7,278.9)
Bank deposits	(385.3)	(336.3)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 3
Assets (liabilities)
Mortgage loans	17,583.5	17,847.1
Policy loans	780.1	749.5
Other investments	118.0	104.5
Reinsurance deposit receivable	5,487.7	6,859.9
Investment contracts	(24,243.1)	(24,636.3)
Long-term debt	(0.4)	(60.5)
Separate account liabilities	$ (116,642.3)	$ (106,410.4)